Change in Non-Cash Working Capital Balances Related to Operations (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Significant Noncash Transactions [Line Items]
Accounts receivable, net	(40)	(69)	(9)
Materials and supplies	7	(15)	23
Other current assets	15	(8)	(1)
Accounts payable and accrued liabilities	13	116	(29)
Change in non-cash working capital	(5)	24	(16)